                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                          Copies to:

Jay Johnson                               Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.         Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001    One Logan Square, Suite 2000
Washington, DC 20036                      Philadelphia, PA 19103
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2010 (UNAUDITED)

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
CERTIFICATES OF DEPOSIT - 2.13%
$     4,000,000   State Street Bank and Trust Company
                  1.000%, 03/01/11                                            $     4,000,000
                                                                              ---------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $4,000,000)                                                 4,000,000
                                                                              ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 31.44%
                  FEDERAL FARM CREDIT BANK - 8.14%
      2,000,000   0.173%, 07/15/11 (a)                                              1,999,380
      3,000,000   0.193%, 11/17/11 (a)                                              2,999,131
      3,000,000   0.306%, 11/28/11 (a)                                              2,999,896
      3,000,000   0.178%, 12/14/11 (a)                                              2,998,921
      3,000,000   0.203%, 01/12/12 (a)                                              2,999,331
      1,300,000   0.533%, 01/13/12 (a)                                              1,299,596
                                                                              ---------------
                                                                                   15,296,255
                                                                              ---------------
                  FEDERAL HOME LOAN BANK - 10.84%
      5,000,000   0.166%, 05/13/11 (a)                                              4,998,865
        300,000   0.540%, 05/24/11                                                    300,000
      4,200,000   0.203%, 05/25/11 (a)                                              4,199,395
      3,000,000   0.760%, 07/19/11                                                  3,004,408
      3,450,000   0.700%, 09/02/11                                                  3,459,043
      2,000,000   0.300%, 09/29/11                                                  1,999,936
        400,000   0.300%, 09/30/11                                                    399,987
      2,000,000   0.260%, 11/22/11                                                  1,999,145
                                                                              ---------------
                                                                                   20,360,779
                                                                              ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.89%
        400,000   0.362%, 03/09/11 (a)                                                400,152
        544,000   0.196%, 05/04/11 (a)                                                543,948
      6,356,000   0.216%, 08/05/11 (a)                                              6,355,605
                                                                              ---------------
                                                                                    7,299,705
                                                                              ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.57%
         50,000   0.166%, 05/13/11 (a)                                                 49,989
      7,500,000   0.502%, 06/01/11 (b)                                              7,481,042
      4,000,000   0.432%, 07/05/11 (b)                                              3,989,680
      4,600,000   0.321%, 08/01/11 (b)                                              4,590,064
                                                                              ---------------
                                                                                   16,110,775
                                                                              ---------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (Cost $59,067,514)                                               59,067,514
                                                                              ---------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (C) - 5.23%
        100,000   Citibank N.A.
                  0.289%, 07/12/11 (a)                                                100,045
      1,000,000   Citigroup Funding
                  0.246%, 06/03/11 (a)                                              1,000,102
      1,400,000   JPMorgan Chase & Co.
                  0.420%, 04/01/11 (a)                                              1,400,964
      5,000,000   JPMorgan Chase Bank N.A.
                  0.253%, 12/21/11 (a)                                              5,000,000
        200,000   Morgan Stanley
                  0.868%, 03/04/11 (a)                                                200,333
      2,100,000   Wells Fargo & Co.
                  1.142%, 12/09/11 (a)                                              2,119,735
                                                                              ---------------
                  TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $9,821,179)                                                 9,821,179
                                                                              ---------------

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
REPURCHASE AGREEMENTS - 59.82%
$    37,400,000   Deutsche Bank, 0.25%, Dated 11/30/10,
                  matures 12/01/10, repurchase price
                  $37,400,260 (collateralized by a U.S.
                  Government Agency Obligation, with an
                  interest rate of 7.00% due 10/01/38, total
                  market value $38,148,000)                                   $    37,400,000
     35,000,000   Morgan Stanley, 0.24%, Dated 11/30/10,
                  matures 12/01/10, repurchase price
                  $35,000,233 (collateralized by a U.S.
                  Government Agency Obligation, with an
                  interest rate of 4.00% due 11/01/40, total
                  market value $35,700,001)                                        35,000,000
     40,000,000   UBS, 0.23%, Dated 11/30/10, matures
                  12/01/10, repurchase price $40,000,256
                  (collateralized by U.S. Government Agency
                  Obligations, with interest rates of 5.00% to
                  7.00% due 06/20/36 to 08/20/40, total market
                  value $40,800,000)                                               40,000,000
                                                                              ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $112,400,000)                                             112,400,000
                                                                              ---------------
                  TOTAL INVESTMENTS - 98.62%
                  (Cost $185,288,693)                                             185,288,693
                                                                              ---------------
                  NET OTHER ASSETS AND LIABILITIES - 1.38%                          2,587,724
                                                                              ---------------
                  NET ASSETS - 100.00%                                        $   187,876,417
                                                                              ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

(c) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,821,179, which represents approximately 5.2% of net assets as of November 30, 2010.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2010 (UNAUDITED)

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
ASSET-BACKED SECURITIES - 0.54%
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.54%
$       236,182   Series 2001-W4, Class AV1
                  0.533%, 02/25/32 (a)                                        $       214,217
        368,531   Series 2002-W2, Class AV1
                  0.513%, 06/25/32 (a)                                                344,426
      1,340,580   Series 2002-T7, Class A1
                  0.473%, 07/25/32 (a)                                              1,310,844
                                                                              ---------------
                  TOTAL ASSET-BACKED SECURITIES
                  (Cost $1,945,515)                                                 1,869,487
                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.80%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 0.23%
         29,403   Series 1009, Class D
                  0.913%, 10/15/20 (a)                                                 29,409
         87,501   Series 1066, Class P
                  1.213%, 04/15/21 (a)                                                 88,755
        149,424   Series 1222, Class P
                  2.270%, 03/15/22 (a) (b)                                            154,653
        307,601   Series 1250, Class J
                  7.000%, 05/15/22 (b)                                                342,547
        165,087   Series 1448, Class F
                  1.713%, 12/15/22 (a) (d)                                            169,678
                                                                              ---------------
                                                                                      785,042
                                                                              ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 1.67%
        901,486   Series 1993-225, Class WC
                  6.500%, 12/25/13 (b)                                                950,991
        591,559   Series 1990-145, Class A
                  1.348%, 12/25/20 (a)                                                594,542
        787,899   Series 1991-67, Class J
                  7.500%, 08/25/21 (b)                                                883,662
        683,086   Series 1992-137, Class F
                  1.281%, 08/25/22 (a)                                                694,450
        746,711   Series 1993-27, Class F
                  1.431%, 02/25/23 (a) (c)                                            760,648
        351,886   Series 1998-21, Class F
                  0.570%, 03/25/28 (a)                                                351,867
        609,851   Series 2000-16, Class ZG
                  8.500%, 06/25/30 (d)                                                703,289
        696,161   Series 2000-32, Class Z
                  7.500%, 10/18/30                                                    796,342
                                                                              ---------------
                                                                                    5,735,791
                                                                              ---------------
                  NATIONAL CREDIT UNION ADMINISTRATION - 0.90%
      1,800,000   Series 2010-R2, Class 1A
                  0.635%, 11/06/17 (a)                                              1,801,125
        886,934   Series 2010-R1, Class 1A
                  0.715%, 10/07/20 (a)                                                887,349
        386,088   Series 2010-R1, Class 2A
                  1.840%, 10/07/20 (d)                                                384,682
                                                                              ---------------
                                                                                    3,073,156
                                                                              ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $9,444,717)                                                 9,593,989
                                                                              ---------------
MORTGAGE-BACKED OBLIGATIONS - 18.17%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.85%
        241,828   2.870%, 02/01/18 (a)                                                244,622
        379,911   4.750%, 11/01/18 (a)                                                393,239
      1,710,215   6.868%, 11/01/19 (a)                                              1,811,759

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - (CONTINUED)
$       196,924   2.003%, 11/01/22 (a)                                        $       200,785
         89,335   2.453%, 11/01/22 (a)                                                 90,654
        124,829   2.493%, 10/01/24 (a)                                                129,263
        229,085   4.573%, 10/01/25 (a)                                                237,535
        695,489   5.351%, 08/01/28 (a)                                                736,350
         86,986   2.088%, 07/01/29 (a)                                                 88,938
        438,624   2.776%, 05/01/31 (a)                                                460,403
     15,029,467   2.624%, 03/01/35 (a)                                             15,667,201
                                                                              ---------------
                                                                                   20,060,749
                                                                              ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 1.02%
        198,501   6.500%, 09/01/13                                                    216,961
        157,399   6.500%, 10/01/13                                                    171,906
         44,514   6.500%, 05/01/14                                                     48,653
         77,658   6.500%, 06/01/14                                                     84,879
        370,529   6.000%, 12/01/14                                                    392,704
        307,014   8.000%, 12/01/15                                                    334,899
        285,918   6.000%, 03/01/16                                                    311,412
         69,410   6.500%, 07/01/16                                                     75,865
        628,514   5.000%, 10/01/17                                                    672,493
        713,067   5.000%, 11/01/17                                                    761,492
        393,147   5.500%, 01/01/20                                                    430,381
         19,975   4.500%, 07/01/23                                                     21,039
                                                                              ---------------
                                                                                    3,522,684
                                                                              ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.81%
         52,377   5.014%, 10/01/13 (a)                                                 53,951
        214,318   8.500%, 04/01/16                                                    236,155
        127,098   4.348%, 07/01/17 (a)                                                132,500
         92,261   1.840%, 11/01/17 (a)                                                 93,203
        156,760   2.193%, 11/01/17 (a)                                                159,226
         94,017   2.442%, 11/01/17 (a)                                                 96,013
        259,759   2.130%, 03/01/18 (a)                                                263,830
         53,233   2.080%, 05/01/18 (a)                                                 54,103
         87,728   2.204%, 06/01/18 (a)                                                 87,825
      1,401,248   2.974%, 10/01/18 (a)                                              1,422,790
         47,982   3.275%, 02/01/19 (a)                                                 49,364
         84,437   2.124%, 05/01/19 (a)                                                 85,988
        142,702   6.864%, 12/01/19 (a)                                                151,994
        220,790   2.064%, 01/01/20 (a)                                                223,279
         32,673   5.000%, 01/01/20                                                     34,996
        116,343   2.239%, 05/01/20 (a)                                                120,340
        368,657   5.705%, 05/01/20 (a)                                                390,546
        634,403   6.489%, 02/01/22 (a)                                                672,071
         73,660   4.719%, 01/01/23 (a)                                                 76,505
        217,943   3.199%, 03/01/24 (a)                                                223,852
         36,023   3.110%, 04/01/25 (a)                                                 37,862
        272,184   5.689%, 10/01/25 (a)                                                288,345
        655,526   3.617%, 02/01/27 (a)                                                692,196
        219,219   2.182%, 07/01/27 (a)                                                223,995
        333,931   3.029%, 07/01/27 (a)                                                343,115
        355,465   4.678%, 01/01/29 (a)                                                384,902
         87,910   4.657%, 02/01/29 (a)                                                 95,189
      6,056,094   3.416%, 08/01/29 (a)                                              6,233,749
        105,997   2.513%, 07/01/31 (a)                                                110,674
        100,327   2.630%, 07/01/32 (a)                                                104,456
         69,054   3.005%, 07/01/32 (a)                                                 72,176
        318,033   3.045%, 09/01/32 (a)                                                334,654
        804,728   2.541%, 01/01/33 (a)                                                840,243
        148,255   2.592%, 06/01/33 (a)                                                155,185
      2,375,991   4.612%, 08/01/33 (a)                                              2,572,752
      1,063,975   2.446%, 04/01/34 (a)                                              1,108,337
        577,112   2.913%, 07/01/34 (a)                                                599,500

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2010 (UNAUDITED)

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$       766,410   2.913%, 08/01/34 (a)                                        $       796,184
      3,090,753   2.521%, 06/01/35 (a)                                              3,234,202
      3,294,513   2.828%, 04/01/37 (a)                                              3,444,789
      3,045,477   5.747%, 07/01/37 (a)                                              3,226,302
      2,018,143   6.545%, 09/01/37 (a)                                              2,160,043
        692,138   6.500%, 11/01/37                                                    768,766
      1,144,810   2.913%, 08/01/44 (a)                                              1,189,547
                                                                              ---------------
                                                                                   33,645,694
                                                                              ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.49%
         95,149   7.000%, 04/15/26                                                    109,407
        484,274   2.500%, 04/20/34 (a)                                                510,948
      2,299,416   2.250%, 06/20/34 (a)                                              2,380,517
      2,025,080   2.625%, 08/20/34 (a)                                              2,103,577
                                                                              ---------------
                                                                                    5,104,449
                                                                              ---------------
                  TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $61,121,955)                                               62,333,576
                                                                              ---------------
AGENCY DEBENTURES - 29.23%
                  Federal Home Loan Bank
      3,000,000   0.157%, 08/01/11 (a)                                              2,998,257
                  Federal Home Loan Bank
     55,500,000   0.259%, 10/13/11 (a)                                             55,499,244
                  Federal Home Loan Mortgage Corp
      5,000,000   0.340%, 04/07/11 (a)                                              5,001,945
                  Federal Home Loan Mortgage Corp
      7,000,000   0.196%, 05/04/11 (a)                                              7,003,934
                  Federal Home Loan Mortgage Corp
      9,000,000   5.350%, 09/14/12                                                  9,235,467
                  Federal Home Loan Mortgage Corp
      5,400,000   3.250%, 03/18/14                                                  5,443,783
                  Federal National Mortgage Association
      8,000,000   2.050%, 04/26/13                                                  8,043,584
                  Small Business Administration
        149,148   1.075%, 03/25/14 (a)                                                149,009
                  Sri Lanka Government Aid Bond
      7,000,000   0.330%, 11/01/24 (a)                                              6,895,000
                                                                              ---------------
                  TOTAL AGENCY DEBENTURES
                  (Cost $100,467,057)                                             100,270,223
                                                                              ---------------
U.S. TREASURY OBLIGATIONS - 44.39%
                  UNITED STATES TREASURY BILLS - 6.20%
     21,300,000   0.000%, 10/20/11                                                 21,253,182
                                                                              ---------------
                                                                                   21,253,182
                                                                              ---------------
                  UNITED STATES TREASURY NOTES & BONDS - 38.19%
     78,100,000   1.000%, 12/31/11                                                 78,658,289
     22,700,000   0.875%, 01/31/12                                                 22,840,990
     15,000,000   0.625%, 07/31/12                                                 15,051,600
      4,600,000   0.375%, 08/31/12                                                  4,595,869
      9,900,000   0.375%, 10/31/12                                                  9,884,922
                                                                              ---------------
                                                                                  131,031,670
                                                                              ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $152,241,552)                                             152,284,852
                                                                              ---------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (e) - 1.91%
                  FDIC Structured Sale Guaranteed Notes
      2,500,000   Series 2010-L1A,
                  Zero coupon, 10/25/11                                             2,480,981

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
                  FDIC Structured Sale Guaranteed Notes
$     4,077,063   Series 2010-S1, Class 1A,
                  0.811%, 02/25/48 (a)                                        $     4,093,695
                                                                              ---------------
                  TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $6,563,103)                                                 6,574,676
                                                                              ---------------
REPURCHASE AGREEMENT - 4.11%
     14,100,000   Merrill Lynch, 0.23%, Dated 11/30/10,
                  matures 12/01/10, repurchase price
                  $14,100,090 (collateralized by a U.S.
                  Treasury Note with an interest rate of
                  4.125% due 08/31/12, total market value
                  $14,382,026)                                                     14,100,000
                                                                              ---------------
                  TOTAL REPURCHASE AGREEMENT
                  (Cost $14,100,000)                                               14,100,000
                                                                              ---------------
                  TOTAL INVESTMENTS - 101.15%
                  (Cost $345,883,899) (f)                                         347,026,803
                                                                              ---------------
                  NET OTHER ASSETS AND LIABILITIES - (1.15)%                       (3,962,040)
                                                                              ---------------
                  NET ASSETS - 100.00%                                        $   343,064,763
                                                                              ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $6,574,676, which represents approximately 1.9% of net assets as of November 30, 2010.

(f) Cost for U.S. federal income tax purposes is $345,883,899. As of November 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,566,893 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $423,989.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2010 (UNAUDITED)

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.03%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 1.24%
$       385,203   Series 1448, Class F
                  1.713%, 12/15/22 (a) (b)                                    $       395,916
        652,380   Series 1980, Class Z
                  7.000%, 07/15/27 (b)                                                739,346
      3,590,413   Series 2236, Class Z
                  8.500%, 06/15/30 (b)                                              4,207,802
                                                                              ---------------
                                                                                    5,343,064
                                                                              ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 0.31%
        255,638   Series 2001-42, Class HG
                  10.000%, 09/25/16                                                   289,290
        139,715   Series 1988-12, Class A
                  4.188%, 02/25/18 (a)                                                148,851
        807,446   Series G92-44, Class Z
                  8.000%, 07/25/22                                                    907,690
                                                                              ---------------
                                                                                    1,345,831
                                                                              ---------------
                  PRIVATE - 2.48%
                  Adjustable Rate Mortgage Trust
        829,785   Series 2004-4, Class 1A1
                  2.670%, 03/25/35 (a)                                                681,956
                  Banc of America Mortgage Securities
        118,124   Series 2004-D, Class 1A1
                  2.792%, 05/25/34 (a)                                                109,976
                  BCAP LLC Trust
        126,675   Series 2006-RR1, Class CF
                  0.893%, 11/25/36 (a)                                                119,557
                  Countrywide Home Loans
         32,204   Series 2003-37, Class 1A1
                  3.321%, 08/25/33 (a)                                                 28,353
                  Indymac Index Mortgage Loan Trust
        573,467   Series 2004-AR4, Class 1A
                  2.975%, 08/25/34 (a) (b)                                            446,608
                  Merrill Lynch Mortgage Investors, Inc.
         92,753   Series 2003-A4, Class 1A
                  2.804%, 07/25/33 (a)                                                 90,056
                  Salomon Brothers Mortgage Securities VII, Inc.
         66,373   Series 1994-20, Class A
                  2.981%, 12/25/24 (a)                                                 63,358
                  Structured Adjustable Rate Mortgage Loan
        135,537   Series 2004-2, Class 2A
                  2.977%, 03/25/34 (a)                                                121,695
        276,842   Series 2004-5, Class 1A
                  2.742%, 05/25/34 (a) (b)                                            251,119
                  Structured Asset Securities Corp.
      1,070,864   Series 2003-34A, Class 3A3
                  2.729%, 11/25/33 (a)                                                960,693
                  Washington Mutual Mortgage
                  Pass-Through Certificates
        593,962   Series 2003-AR6, Class A1
                  2.698%, 06/25/33 (a)                                                601,598
      3,710,624   Series 2005-AR12, Class 1A8
                  2.722%, 10/25/35 (a)                                              3,203,533

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
                  PRIVATE - (CONTINUED)
                  Wells Fargo Mortgage Backed
                  Securities Trust
$     4,445,971   Series 2005-AR4, Class 2A2
                  2.947%, 04/25/35 (a)                                        $     4,028,992
                                                                              ---------------
                                                                                   10,707,494
                                                                              ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $18,379,694)                                               17,396,389
                                                                              ---------------
MORTGAGE-BACKED OBLIGATIONS - 21.73%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.88%
      1,174,995   3.112%, 01/01/34 (a)                                              1,224,743
        759,787   2.905%, 09/01/34 (a)                                                799,880
      1,198,842   2.817%, 10/01/34 (a)                                              1,261,814
        279,214   2.890%, 11/01/34 (a)                                                294,426
      2,534,022   2.629%, 08/01/35 (a)                                              2,654,117
      1,799,241   5.132%, 05/01/36 (a)                                              1,884,430
                                                                              ---------------
                                                                                    8,119,410
                                                                              ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 6.07%
          3,590   7.000%, 03/01/12                                                      3,727
         45,211   7.000%, 12/01/12                                                     45,576
          8,149   8.000%, 07/01/14                                                      8,256
      3,371,360   4.500%, 03/01/15                                                  3,487,681
          5,204   7.000%, 03/01/15                                                      5,618
         76,444   8.000%, 09/01/17                                                     87,199
        663,431   5.000%, 10/01/17                                                    709,854
        752,681   5.000%, 11/01/17                                                    803,798
        504,004   8.000%, 11/01/17                                                    573,980
        531,337   5.500%, 03/01/18                                                    579,067
        227,966   5.500%, 04/01/18                                                    248,627
        305,954   6.500%, 05/01/18                                                    337,773
         35,431   6.000%, 10/01/18                                                     38,999
         12,311   6.000%, 11/01/18                                                     13,551
      2,141,109   5.500%, 02/01/19                                                  2,321,598
        416,274   5.500%, 01/01/20                                                    455,698
      7,765,036   5.000%, 04/01/20                                                  8,328,244
      7,859,551   3.500%, 08/01/20                                                  8,133,577
                                                                              ---------------
                                                                                   26,182,823
                                                                              ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.53%
        345,208   6.000%, 01/01/12                                                    355,180
         62,753   6.000%, 04/01/12                                                     64,775
        165,475   6.000%, 05/01/12                                                    171,329
        351,983   6.000%, 06/01/12                                                    364,971
          9,799   7.500%, 07/01/12                                                      9,844
        418,588   6.000%, 09/01/12                                                    434,651
      1,031,015   5.500%, 01/01/13                                                  1,049,041
          1,683   8.000%, 01/01/13                                                      1,712
          8,385   6.000%, 02/01/18                                                      9,183
      1,786,725   5.500%, 05/01/18                                                  1,944,669
         94,262   6.000%, 05/01/18                                                    103,235
        638,893   5.500%, 06/01/18                                                    695,370
          6,365   6.000%, 08/01/18                                                      6,971
          5,737   6.000%, 09/01/18                                                      6,283
        519,651   5.500%, 10/01/18                                                    565,425
        686,456   5.500%, 11/01/18                                                    747,006
        541,775   6.000%, 11/01/18                                                    593,344
         39,686   5.500%, 12/01/18                                                     43,182
        986,912   6.000%, 12/01/18                                                  1,080,854
        819,744   6.000%, 01/01/19                                                    897,774
         11,953   6.000%, 02/01/19                                                     13,090

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2010 (UNAUDITED)

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$       258,604   6.000%, 04/01/19                                            $       283,246
         64,954   6.000%, 05/01/19                                                     71,137
        118,848   6.000%, 10/01/23                                                    131,619
        411,996   7.000%, 08/01/28                                                    465,792
        834,881   7.000%, 11/01/28                                                    949,493
         71,628   7.000%, 02/01/32                                                     80,458
        215,381   6.021%, 05/01/32 (a)                                                228,170
        220,345   7.000%, 05/01/32                                                    251,330
        326,601   3.045%, 09/01/32 (a)                                                343,670
        157,847   7.000%, 09/01/32                                                    178,534
      1,883,864   2.666%, 07/01/33 (a)                                              1,973,911
        923,291   2.658%, 11/01/33 (a)                                                960,727
      2,207,736   2.538%, 12/01/33 (a)                                              2,294,615
        843,303   2.873%, 03/01/34 (a)                                                879,751
        864,830   2.433%, 04/01/34 (a)                                                895,196
        400,408   2.560%, 08/01/34 (a)                                                416,020
      1,886,654   2.266%, 10/01/34 (a)                                              1,953,934
        671,582   2.733%, 10/01/34 (a)                                                700,452
      5,524,818   2.124%, 01/01/35 (a)                                              5,727,947
      5,328,393   2.187%, 01/01/35 (a)                                              5,516,751
        588,354   2.623%, 03/01/35 (a)                                                611,348
      2,720,400   2.604%, 04/01/35 (a)                                              2,856,132
        880,195   2.400%, 05/01/35 (a)                                                917,826
      1,508,929   2.459%, 05/01/35 (a)                                              1,559,208
      1,625,021   2.692%, 05/01/35 (a)                                              1,707,213
        970,456   2.044%, 06/01/35 (a)                                                997,214
      3,399,828   2.521%, 06/01/35 (a)                                              3,557,623
      1,786,660   2.127%, 08/01/35 (a)                                              1,841,902
      2,610,477   2.814%, 08/01/35 (a)                                              2,745,567
      3,491,322   2.821%, 09/01/35 (a)                                              3,661,446
      1,535,798   3.602%, 09/01/35 (a)                                              1,626,986
        709,466   2.391%, 10/01/35 (a)                                                741,904
      1,988,782   2.656%, 03/01/36 (a)                                              2,088,539
                                                                              ---------------
                                                                                   58,373,550
                                                                              ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.25%
          2,533   8.500%, 09/15/11                                                      2,546
         10,354   8.500%, 10/15/11                                                     10,369
          4,918   8.500%, 03/15/12                                                      4,970
      1,013,608   2.750%, 12/20/34 (a)                                              1,046,806
                                                                              ---------------
                                                                                    1,064,691
                                                                              ---------------
                  TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $91,183,530)                                               93,740,474
                                                                              ---------------
AGENCY DEBENTURES - 4.94%
                  FEDERAL HOME LOAN BANK - 3.65%
      2,700,000   1.750%, 08/22/12                                                  2,754,559
      2,900,000   2.000%, 09/14/12                                                  2,972,938
      9,800,000   1.750%, 12/14/12                                                 10,011,602
                                                                              ---------------
                                                                                   15,739,099
                                                                              ---------------
                  FEDERAL HOME LOAN MORTGAGE CORP. - 1.29%
      5,000,000   4.580%, 11/19/13                                                  5,555,745
                                                                              ---------------
                                                                                    5,555,745
                                                                              ---------------
                  TOTAL AGENCY DEBENTURES
                  (Cost $20,993,942)                                               21,294,844
                                                                              ---------------

   PAR VALUE                                                                       VALUE
---------------                                                               ---------------
U.S. TREASURY OBLIGATIONS - 66.57%
                  UNITED STATES TREASURY NOTES & BONDS - 66.57%
$    31,600,000   1.000%, 03/31/12                                            $    31,873,972
     14,600,000   0.625%, 06/30/12                                                 14,650,808
     71,700,000   0.375%, 08/31/12                                                 71,635,613
     25,900,000   0.375%, 09/30/12                                                 25,868,635
     36,900,000   1.375%, 10/15/12                                                 37,535,676
     48,100,000   0.375%, 10/31/12                                                 48,026,744
     36,500,000   0.500%, 10/15/13                                                 36,320,347
     14,000,000   Zero coupon, 02/15/14                                            13,604,052
      6,700,000   1.250%, 10/31/15                                                  6,641,375
        400,000   4.375%, 05/15/40                                                    419,000
        600,000   4.250%, 11/15/40                                                    615,187
                                                                              ---------------
                                                                                  287,191,409
                                                                              ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $285,689,467)                                             287,191,409
                                                                              ---------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (C) - 2.22%
                  Private Export Funding Corp
      9,000,000   3.550%, 04/15/13                                                  9,583,200
                                                                              ---------------
                  TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $9,364,539)                                                 9,583,200
                                                                              ---------------
REPURCHASE AGREEMENT - 3.39%
     14,600,000   UBS, 0.24%, Dated 11/30/10, matures
                  2/01/10, repurchase price $14,600,097
                  (collateralized by a U.S. Treasury Bill and
                  Note with interest rates of 0.000% - 1.125%
                  due 06/30/11 - 11/17/11, total market value
                  $14,892,039)                                                     14,600,000
                                                                              ---------------
                  TOTAL REPURCHASE AGREEMENT
                  (Cost $14,600,000)                                               14,600,000
                                                                              ---------------
                  TOTAL INVESTMENTS - 102.88%
                  (Cost $440,211,172) (d)                                         443,806,316
                                                                              ---------------
                  NET OTHER ASSETS AND LIABILITIES - (2.88)%                      (12,413,918)
                                                                              ---------------
                  NET ASSETS - 100.00%                                        $   431,392,398
                                                                              ===============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  This security has Sequential collateral.

(c) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,583,200, which represents approximately 2.2% of net assets as of November 30, 2010.

(d) Cost for U.S. federal income tax purposes is $440,211,172. As of November 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,178,260 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,583,116.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2010 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of November 30, 2010 is as follows:

                                        MONEY MARKET PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                        11/30/10     QUOTED PRICE       INPUTS        INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $185,288,693        $--       $185,288,693       $--
                      ============        ===       ============       ===

                              ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                        11/30/10     QUOTED PRICE      INPUTS         INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $347,026,803        $--       $347,026,803       $--
                      ============        ===       ============       ===

                                       SHORT DURATION PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                        11/30/10     QUOTED PRICE      INPUTS         INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $443,806,316        $--       $443,806,316       $--
                      ============        ===       ============       ===

*    Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

November 30, 2010 (Unaudited)

For additional information regarding the Portfolios' policy for valuation of investments or other significant accounting policies, please refer to the Portfolios' most recent Semi-Annual or Annual Report.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Administration ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the period ended November 30, 2010.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the period ended November 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Credit Unions


By (Signature and Title)* /s/ Charles W. Filson
                          ----------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date 1/17/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles W. Filson
                          ----------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date 1/17/11


By (Signature and Title)* /s/ Jay Johnson
                          ----------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date 1/17/11

* Print the name and title of each signing officer under his or her signature.